Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222039
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	1.05%
Without Sales Load [Member] | C000222038
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%	0.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.22%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.22%)
Bloomberg 1-3 Year U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	0.98%
Bloomberg 1-3 Year U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	0.98%